United States Securities and Exchange Commission

Form 13F


"Report for the Calendar Year or Quarter Ended: June 30, 2011"
Check here if Amendment [    ]

Institutional Investment Manager Filing This Report:

"Name:  	Foster & Motley, Inc."
"Address:  	7755 Montgomery Road, Suite 100"
"          	Cincinnati, OH  45236"


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person
"signing the report is authorized to submit it, that all "
"information contained herein is true, correct and complete, "
"and that it is understood that all required items, statements, "
"lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lawrence J. Bernhard
Title:  CCO
Phone:  513-561-6640

"Signature, Place, and Date of Signing:"

"Electronic signature of Lawrence Bernhard, Cincinnati, OH, July 28, 2011"


Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  131
Form 13F Information Table Value Total:  262,658 (thousands)

List of Other Included Managers:  None

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                                                                   Form 13F Information Table

                                           Title of                  Value                Investment     Other     Voting Auth
               Name of Issuer               Class          Cusip    (x$1000)    Shares    Discretion    Managers       Sole
3M Company                                   com         88579Y101   6,167      65,020       sole                     65,020
A T & T Inc.                                 com         00206R102   2,453      78,097       sole                     78,097
Abbott Laboratories                          com         002824100   5,669     107,731       sole                     107,731
Accenture Ltd Cl A                           com         G1151C101   2,735      45,259       sole                     45,259
Adams Express Co                             com         006212104    131       11,722       sole                     11,722
AFLAC Inc                                    com         001055102   2,215      47,452       sole                     47,452
American Electric Power Co., Inc             com         025537101    328       8,705        sole                      8,705
American Express Company                     com         025816109   2,333      45,133       sole                     45,133
Amerisource Bergen                           com         03073E105    430       10,380       sole                     10,380
Analog Devices, Inc.                         com         032654105    255       6,525        sole                      6,525
Annaly Capital Management                    com         035710409   6,192     343,216       sole                     343,216
Apple Computer Inc                           com         037833100    267        795         sole                       795
Archer-Daniels-Midland Co                    com         039483102   3,261     108,165       sole                     108,165
Auto Data Processing                         com         053015103   1,427      27,090       sole                     27,090
Baxter International Inc                     com         071813109   1,602      26,847       sole                     26,847
Becton Dickinson & Co                        com         075887109   5,853      67,922       sole                     67,922
Bemis Co Inc                                 com         081437105   2,044      60,505       sole                     60,505
BlackRock Senior High Inc Fund               com         09255T109     50       11,950       sole                     11,950
Bristol-Myers Squibb Co                      com          110122108  1,267      43,740       sole                     43,740
C V S Caremark Corp.                         com          126650100   430       11,443       sole                     11,443
CenturyLink                                  com          156700106  1,137      28,134       sole                     28,134
Cerner Corp                                  com          156782104   636       10,412       sole                     10,412
Chevron Corp                                 com          166764100  8,371      81,401       sole                     81,401
Chubb Corp                                   com          171232101  5,567      88,915       sole                     88,915
Cincinnati Financial Cp                      com          172062101   305       10,449       sole                     10,449
Cisco Systems Inc                            com         17275R102    402       25,760       sole                     25,760
CMS Energy Corp                              com          125896100  1,074      54,545       sole                     54,545
Coca Cola Company                            com          191216100   357       5,310        sole                      5,310
Cohen & Steers Quality Income Realt          com         19247L106    407       41,651       sole                     41,651
Colgate-Palmolive Co                         com          194162103   853       9,763        sole                      9,763
ConAgra Foods, Inc.                          com          205887102   755       29,245       sole                     29,245
ConocoPhillips                               com         20825C104   5,447      72,444       sole                     72,444
Corning Inc                                  com          219350105   665       36,650       sole                     36,650
CSX Corp.                                    com          126408103   323       12,330       sole                     12,330
Dominion Resources Inc.                      com         25746U109    366       7,580        sole                      7,580
DTF Tax free Income Inc.                     com         23334J107   1,270      83,090       sole                     83,090
Du Pont E I De Nemour&Co                     com          263534109   323       5,980        sole                      5,980
EastGroup Properties Inc.                    com          277276101   925       21,750       sole                     21,750
Eaton Corporation                            com          278058102  3,709      72,085       sole                     72,085
Equifax Inc                                  com          294429105   212       6,095        sole                      6,095
Exxon Mobil Corporation                      com         30231G102   6,663      81,875       sole                     81,875
Family Dollar Stores Inc                     com          307000109   305       5,810        sole                      5,810
Firstenergy Corp                             com          337932107   233       5,280        sole                      5,280
Franklin Street Properties Corp.             com         35471R106    545       42,225       sole                     42,225
Freeport-McMoRan Copper & Gold Inc           com         35671D857    613       11,580       sole                     11,580
General Dynamics Corp                        com          369550108   224       3,000        sole                      3,000
General Electric                             com          369604103   423       22,419       sole                     22,419
General Mills Inc                            com          370334104  4,920     132,195       sole                     132,195
Hasbro Inc                                   com          418056107   396       9,025        sole                      9,025
Healthcare Realty Trust                      com          421946104   237       11,510       sole                     11,510
Hess Corporation                             com         42809H107   4,288      57,352       sole                     57,352
Hewlett-Packard Company                      com          428236103  3,825     105,076       sole                     105,076
Highwood Properties Inc                      com          431284108   629       18,995       sole                     18,995
Hospitality Properties Trust                 com         44106M102   1,171      48,299       sole                     48,299
Hugoton Royalty Trust                        com          444717102  1,287      56,595       sole                     56,595
I T T Corporation New                        com          450911102  3,031      51,430       sole                     51,430
Illinois Tool Works                          com          452308109   918       16,255       sole                     16,255
ING Clarion Global RE Income Fund            com         44982G104   1,329     158,835       sole                     158,835
Intel Corp                                   com          458140100  1,994      89,999       sole                     89,999
Intl Business Machines                       com          459200101  9,118      53,154       sole                     53,154
iShares Barclays 1-3 Yr Credit Bond          Ishares      464288646   940       8,957        sole                      8,957
iShares Barclays MBS Bond                    Ishares      464288588  1,034      9,690        sole                      9,690
iShares Barclays TIPS Bond                   Ishares      464287176  1,096      9,908        sole                      9,908
IShares COMEX Gold Trust                     Ishares      464285105   554       37,810       sole                     37,810
iShares iBoxx $ High Yield Corporat          Ishares      464288513  1,827      20,005       sole                     20,005
iShares iBoxx Inv Grade Corp Bond            Ishares      464287242   987       8,958        sole                      8,958
J P Morgan Chase & Co.                       com         46625H100   3,772      92,137       sole                     92,137
Johnson & Johnson                            com          478160104  4,007      60,231       sole                     60,231
Kimberly-Clark Corp                          com          494368103  1,512      22,720       sole                     22,720
Kraft Foods Inc                              com         50075N104    616       17,485       sole                     17,485
Kroger Company                               com          501044101  3,189     128,580       sole                     128,580
Lubrizol Corporation                         com          549271104  4,610      34,334       sole                     34,334
M S Emerging Mkts Domestic Debt              com          617477104  3,448     195,817       sole                     195,817
Marathon Oil Company                         com          565849106   810       15,377       sole                     15,377
Mastercard Incorporated                      com         57636Q104    211        700         sole                       700
McDonald's Corp.                             com          580135101  7,169      85,018       sole                     85,018
McGraw-Hill Companies Inc.                   com          580645109  1,756      41,900       sole                     41,900
McKesson HBOC Inc                            com         58155Q103    425       5,080        sole                      5,080
Medtronic Inc                                com          585055106  1,143      29,668       sole                     29,668
Metlife Inc                                  com         59156R108    471       10,747       sole                     10,747
Microsoft Corp                               com          594918104  3,106     119,445       sole                     119,445
Morgan Stanley Emer Mkts Debt                com         61744H105    136       12,850       sole                     12,850
Nokia Corp Spon Adr                          ADR          654902204   134       20,865       sole                     20,865
Northrop Grumman Corp                        com          666807102  4,123      59,453       sole                     59,453
Occidental Pete Corp                         com          674599105   846       8,135        sole                      8,135
Omnicom Group Inc                            com          681919106  2,269      47,106       sole                     47,106
Oracle Corporation                           com         68389X105   1,754      53,310       sole                     53,310
P P G Industries Inc                         com          693506107   449       4,945        sole                      4,945
PepsiCo Incorporated                         com          713448108  1,654      23,486       sole                     23,486
Pfizer Incorporated                          com          717081103   725       35,206       sole                     35,206
PG & E Corp.                                 com         69331C108   3,682      87,610       sole                     87,610
PowerShares DB Commodity Index Trac          com         73935S105   2,820      97,380       sole                     97,380
PowerShares DB Commodity Long ETN            com         25154H459    874       47,780       sole                     47,780
PowerShares DB Gold Index Fd.                com         73936B606    348       6,615        sole                      6,615
Procter & Gamble                             com          742718109  6,978     109,768       sole                     109,768
Ross Stores, Inc                             com          778296103  1,181      14,740       sole                     14,740
Sabine Royalty Trust                         com          785688102  1,079      16,930       sole                     16,930
Schlumberger LTD                             com          806857108   337       3,900        sole                      3,900
Simon Ppty Group New                         com          828806109  1,004      8,635        sole                      8,635
SPDR Barclays Capital High Yield Bo          ETF         78464A417   1,016      25,250       sole                     25,250
SPDR Dow Jones REIT                          REIT ETF    78464A607    346       5,195        sole                      5,195
SPDR Gold Shares                             Gold Shs    78463V107   3,292      22,545       sole                     22,545
Stereotaxis Inc                              com         85916J102    106       30,260       sole                     30,260
Sysco Corporation                            com          871829107   542       17,386       sole                     17,386
T J X Cos Inc                                com          872540109  2,856      54,378       sole                     54,378
Target Corporation                           com         87612E106    585       12,470       sole                     12,470
TCW Strategic Income Fund, Inc.              com          872340104  1,336     250,650       sole                     250,650
Teleflex, Inc.                               com          879369106   818       13,395       sole                     13,395
Teva Pharm Inds Ltd ADR                      ADR          881624209  3,679      76,290       sole                     76,290
Texas Instruments Inc                        com          882508104  2,331      71,000       sole                     71,000
The Bank Of Nova Scotia                      com         064149107    815       13,550       sole                     13,550
Thermo Fisher Scientific  Inc.               com          883556102  4,866      75,576       sole                     75,576
Toronto-Dominion Bank                        com new      891160509  7,405      87,225       sole                     87,225
Total S.A. ADS                               ADR         89151E109   1,969      34,040       sole                     34,040
Travelers Companies Inc                      com         89417E109   1,643      28,150       sole                     28,150
U G I Corporation New                        com          902681105  6,231     195,386       sole                     195,386
Union Pacific                                com          907818108  2,067      19,800       sole                     19,800
United Technologies Corp                     com          913017109  6,223      70,314       sole                     70,314
UnitedHealth Group Inc.                      com         91324P102    228       4,426        sole                      4,426
US Bancorp                                   com new      902973304  3,738     146,545       sole                     146,545
V F Corporation                              com          918204108   781       7,195        sole                      7,195
Valspar Corporation                          com          920355104   208       5,770        sole                      5,770
Vanguard Growth ETF                          ETF          922908736   201       3,101        sole                      3,101
Verizon Communications                       com         92343V104   4,582     123,060       sole                     123,060
Walgreen Company                             com          931422109  1,172      27,598       sole                     27,598
Wal-Mart Stores Inc                          com          931142103  6,624     124,652       sole                     124,652
Washington REIT                              com          939653101  1,555      47,805       sole                     47,805
Wells Fargo & Company                        com          949746101   857       30,526       sole                     30,526
Western Asset High Income Oppty Fd           com         95766K109    128       20,290       sole                     20,290
Western Asset Intermediate Muni Fd           com          958435109   604       63,670       sole                     63,670
Wisconsin Egy Cp Hldg Co                     com          976657106   416       13,255       sole                     13,255